UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   June 18, 2019 to July 17, 2019

Commission File Number of issuing entity:  333-206677-13

Central Index Key Number of issuing entity:  0001695924

Wells Fargo Commercial Mortgage Trust 2017-RC1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206677

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

Rialto Mortgage Finance, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001577313

National Cooperative Bank, N.A.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541214

C-III Commercial Mortgage LLC
(Exact name of sponsor as specified in its charter)

Anthony Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4021852
38-4021853
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
A-S			X
X-A			X
X-B			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

This Amendment No. 1 on Form 10-D/A amends the Registrant's Asset-Backed Issuer Distribution Report on Form 10-D for the monthly distribution period from June 18, 2019 to July 17, 2019, and filed by the Registrant on July 31, 2019 under SEC Accession No. 0001056404-19-006940 (the "Original 10-D").  The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D and relating to a servicer reporting change that resulted in reporting changes of principal and interest on certain classes.

 Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2019 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2017-RC1.

The revised distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2017-RC1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from June 18, 2019 to July 17, 2019.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on May 14, 2019. The CIK number for the Depositor is 0000850779.

Rialto Mortgage Finance, LLC ("Rialto"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 6, 2019. The Central Index Key number for Rialto is 0001592182.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 14, 2019. The Central Index Key number for Wells Fargo is 0000740906.

Argentic Real Estate Finance LLC ("Argentic"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2019. The Central Index Key number for Argentic is 0001624053.

National Cooperative Bank, N.A. ("NCB "), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 7, 2019. The Central Index Key number for NCB is 0001577313.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 31, 2019. The Central Index Key number for C-III is 0001541214.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 31, 2019 under Commission File No. 333-206677-13 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 31, 2019 under Commission File No. 333-206677-13 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Since June 18, 2014, a group of institutional investors have filed civil complaints in the Supreme Court of the State of New York, New York County, and later the U.S. District Court for the Southern District of New York against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee for certain residential mortgage backed securities (“RMBS”) trusts.  The complaints against Wells Fargo Bank alleged that the trustee caused losses to investors and asserted causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought included money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Wells Fargo Bank has reached an agreement, in which it denies any wrongdoing, to resolve these claims on a classwide basis for the 271 RMBS trusts currently at issue.  On May 6, 2019, the court entered an order approving the settlement agreement.  Separate lawsuits against Wells Fargo Bank making similar allegations filed by certain other institutional investors concerning 57 RMBS trusts in New York federal and state court are not covered by the agreement.  With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2017-RC1, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	06/17/2019	$0.00
Current Distribution Date	07/17/2019	$0.00

*REO Account Balance
Prior Distribution Date	06/17/2019	$0.00
Current Distribution Date	07/17/2019	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2017-RC1, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	06/17/2019	$5,181.50
Current Distribution Date	07/17/2019	$5,291.99

Interest Reserve Account Balance
Prior Distribution Date	06/17/2019	$0.00
Current Distribution Date	07/17/2019	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	06/17/2019	$0.00
Current Distribution Date	07/17/2019	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2017-RC1, relating to the July 17, 2019 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 31, 2019 under Commission File No. 333-206677-13  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 31, 2019 under Commission File No. 333-206677-13  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra, President

Date: August 13, 2019